American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2024

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.8%
Focused Dynamic Growth Fund G Class(2)	365,375	24,439,906
Focused Large Cap Value Fund G Class	5,552,604	61,911,531
Growth Fund G Class	601,189	36,407,998
Heritage Fund G Class	960,108	29,158,489
Mid Cap Value Fund G Class	2,019,293	34,045,286
Small Cap Growth Fund G Class(2)	555,977	13,132,173
Small Cap Value Fund G Class	1,189,225	13,164,724
Sustainable Equity Fund G Class	1,208,342	66,990,505
		279,250,612
International Equity Funds — 25.6%
Emerging Markets Fund G Class	2,481,481	29,331,100
Global Real Estate Fund G Class	885,521	12,299,880
International Growth Fund G Class	2,692,954	34,389,019
International Small-Mid Cap Fund G Class	1,269,139	12,995,981
International Value Fund G Class	2,033,752	18,283,430
Non-U.S. Intrinsic Value Fund G Class	1,916,096	18,739,418
		126,038,828
Domestic Fixed Income Funds — 12.8%
Diversified Bond Fund G Class	4,735,997	43,429,095
High Income Fund G Class	1,245,860	10,814,065
Inflation-Adjusted Bond Fund G Class	803,857	8,569,116
		62,812,276
International Fixed Income Funds — 4.8%
Emerging Markets Debt Fund G Class	710,362	6,343,529
Global Bond Fund G Class	1,951,267	17,229,689
		23,573,218
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $409,667,957)		491,674,934
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$491,674,934

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$23,758	$1,278	$1,760	$1,164	$24,440	365	$211	—
Focused Large Cap Value Fund	61,939	1,700	3,461	1,734	61,912	5,553	127	$414
Growth Fund	35,775	1,158	1,652	1,127	36,408	601	75	—
Heritage Fund	28,433	508	1,633	1,850	29,158	960	149	—
Mid Cap Value Fund	34,577	425	1,250	293	34,045	2,019	11	212
Small Cap Growth Fund(3)	12,950	297	163	48	13,132	556	3	—
Small Cap Value Fund	13,227	715	248	(529)	13,165	1,189	3	63
Sustainable Equity Fund	65,781	1,563	1,714	1,361	66,991	1,208	98	—
Emerging Markets Fund	28,572	1,282	1,405	882	29,331	2,481	(70)	—
Global Real Estate Fund	12,194	—	620	726	12,300	886	11	—
International Growth Fund	33,914	1,553	495	(583)	34,389	2,693	(18)	—
International Small-Mid Cap Fund	12,837	556	—	(397)	12,996	1,269	—	—
International Value Fund	18,117	328	—	(162)	18,283	2,034	—	—
Non-U.S. Intrinsic Value Fund	18,686	727	249	(425)	18,739	1,916	8	—
Diversified Bond Fund	41,946	2,458	619	(356)	43,429	4,736	(92)	533
High Income Fund	10,375	368	—	71	10,814	1,246	—	191
Inflation-Adjusted Bond Fund	8,259	265	—	45	8,569	804	—	—
Emerging Markets Debt Fund	6,118	180	—	46	6,344	710	—	85
Global Bond Fund	16,570	512	—	148	17,230	1,951	—	—
	$484,028	$15,873	$15,269	$7,043	$491,675	33,177	$516	$1,498
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.